Investment Objectives and Goals - Franklin S&P 500 Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN S&P 500 INDEX FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index (the “Index”).